ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Cash Flows) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,520)	$ (32,241)	$ (12,680)
Share-based compensation	1,251	3,502	4,614
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(3,945)	(3,147)	(3,705)
Accounts payable	12,083	8,269	18,734
Accrued expenses and other current liabilities	217	(1,397)	1,555
Amount due to subsidiaries	(454)
Amount due from subsidiaries	1,144	(1,148)	169
Net cash (used in) provided by operating activities	537	20,230	17,932
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for contingent consideration in connection with a business combination			(2,966)
Net cash used in investing activities	(70,466)	(57,006)	(5,192)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase			(7,373)
Cash paid for treasury stock	(2,846)	(3,421)	(3,775)
Proceeds from options exercised	21	161	229
Net cash used in financing activities.	54,311	(3,260)	(10,919)
Net decrease in cash	(13,982)	(39,100)	6,229
Cash, at beginning of year	73,634	112,734	106,505
Cash, at end of year	59,652	73,634	112,734
AirMedia Group Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(10,626)	(32,728)	(9,596)
Investment loss in subsidiaries	8,387	28,587	4,795
Share-based compensation	1,251	3,502	4,614
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	444	(597)	16
Accounts payable		(40)	36
Accrued expenses and other current liabilities	(3)	(421)	(697)
Amount due to subsidiaries	3,231	265	25
Amount due from subsidiaries	(41)	2,497	482
Net cash (used in) provided by operating activities	2,643	1,065	(325)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for contingent consideration in connection with a business combination			(2,966)
Net cash used in investing activities			(2,966)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase			(7,373)
Cash paid for treasury stock	(2,846)	(3,421)	(3,775)
Proceeds from options exercised	21	161	229
Net cash used in financing activities.	(2,825)	(3,260)	(10,919)
Net decrease in cash	(182)	(2,195)	(14,210)
Cash, at beginning of year	196	2,391	16,601
Cash, at end of year	$ 14	$ 196	$ 2,391